Document and Entity Information	Dec. 12, 2023
Cover [Abstract]
Entity Registrant Name	ORRSTOWN FINANCIAL SERVICES INC
Amendment Flag	true
Entity Central Index Key	0000826154
Document Type	8-K/A
Document Period End Date	Dec. 12, 2023
Entity Incorporation State Country Code	PA
Entity File Number	001-34292
Entity Tax Identification Number	23-2530374
Entity Address, Address Line One	77 East King Street
Entity Address, Address Line Two	P.O. Box 250
Entity Address, City or Town	Shippensburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17257
City Area Code	(717)
Local Phone Number	532-6114
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	ORRF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Orrstown Financial Services, Inc. is filing this Amendment No. 1 to Form 8-K (this “Amendment”) to amend its Current Report on Form 8-K filed on December 12, 2023 (the “Form 8-K”) with the Securities and Exchange Commission (the “Commission”). The purpose of this Amendment is to re-furnish certain information furnished as Exhibit 99.2 to the Form 8-K, as a formatting error caused some of its text to be missing or illegible. The information furnished herewith as Exhibit 99.2 appears with improved formatting, and includes previously missing information, but is otherwise identical to the information that was previously furnished. Other than the replacement of Exhibit 99.2 of the Form 8-K, all Items of the Form 8-K are unaffected by this Amendment and such Items have not been included herein. This Amendment speaks as of the initial filing date of the Form 8-K, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the Form 8-K.